Segment reporting	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Segment reporting
4. Segment reporting
The Group has determined the operating segments based on the reports reviewed by the Board of Directors, which is considered the Chief Operating Decision Maker (“CODM”) as defined under IFRS 8 — Operating Segments (“IFRS 8”), for the purposes of allocating resources and assessing the performance of the Group.

The Group is organized in three operating and reportable segments, based on a brand perspective, as described below:
•Zegna segment — Includes all activities related to the Zegna branded products, Textile and Third Party Brands (previously referred to as Strategic Alliances) product lines.
•Thom Browne segment — Includes all activities related to the Thom Browne brand.

•Tom Ford Fashion segment — Includes all activities related to the Tom Ford Fashion business.

Prior to the TFI Acquisition, which was completed on April 28, 2023, the Zegna Group was organized in two segments: the Zegna segment and the Thom Browne segment.
Adjusted Earnings Before Interest and Taxes (“Adjusted EBIT”) is the key profit measure used by the CODM to assess performance and allocate resources to the Group’s operating segments, as well as to analyze operating trends, perform analytical comparisons and benchmark performance between periods and among the segments. Adjusted EBIT is defined as profit or loss before income taxes plus financial income, financial expenses, foreign exchange losses and the result from investments accounted for using the equity method, adjusted for income and costs which are significant in nature and that management considers not reflective of underlying operating activities, including, for one or all of the periods presented and as further described below, transaction costs related to acquisitions, costs related to the Business Combination, severance indemnities and provisions for severance expenses, legal costs for trademark disputes, special donations for social responsibility, net income related to lease agreements and net impairment of leased and owned stores.
Transactions between segments are executed on commercial terms that are normal in the respective markets and primarily relate to intersegment sales.
As a result of a change in the way the CODM and management view the business, starting with the year ended December 31, 2022, costs for certain central corporate functions that are not directly attributable to individual segments, and which were previously allocated to the Zegna segment, are presented separately as Corporate. These central corporate costs, which have increased significantly following the Company’s public listing in December 2021, primarily relate to the compensation of the Board of Directors and costs for functions that are managed centrally on behalf of the entire group, including group general counsel, central finance, internal audit, investor relations, insurance coverage for directors and officers, compliance and certain other centralized activities, including those related to being a public company, for which the costs are not allocated to the segments. This presentation reflects the information regularly reviewed by the CODM for the purposes of allocating resources and assessing the performance of the Group, and management believes this presentation more accurately reflects the underlying nature of such costs and the profitability of the individual segments. As a result, the related costs for six months ended June 30, 2022 have been reclassified from the Zegna segment to Corporate to conform to the current period presentation, resulting in an increase in the Zegna segment Adjusted EBIT compared to the amount previously reported for the six months ended June 30, 2022.
No measures of assets or liabilities by segment are reported to the CODM. Therefore, the related information is not provided.
The following tables summarize selected financial information by segment for the six months ended June 30, 2023 and 2022.

	For the six months ended June 30, 2023
(€ thousands)	Zegna	Thom Browne	Tom Ford Fashion	Corporate	Intercompany eliminations	Group Consolidated
Revenues with third parties	632,093	206,951	64,015	—		903,059
Inter-segment revenues	19,662	1,008	12	—	(20,682)	—
Revenues	651,755	207,959	64,027	—	(20,682)	903,059
Depreciation and amortization	(67,489)	(12,953)	(6,521)	(20)	—	(86,983)
Adjusted EBIT	100,498	31,521	3,676	(15,626)	(165)	119,904
Transaction costs related to acquisitions (1)						(4,975)
Costs related to the Business Combination (2)						(1,059)
Severance indemnities and provisions for severance expenses (3)						(738)
Legal costs for trademark disputes (4)						(649)
Special donations for social responsibility (5)						(100)
Net income related to lease agreements (6)						4,126
Financial income						15,601
Financial expenses						(44,592)
Foreign exchange losses						(7,003)
Result from investments accounted for using the equity method						(2,237)
Profit before taxes						78,278
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(1)Relates to transaction costs of €4,975 thousand for consultancy and legal fees related to the TFI Acquisition and the acquisition of a 25% in Norda. This amount relates to Corporate.
(2)Costs related to the Business Combination of €1,059 thousand relate to the grant of equity awards to management in 2021 with vesting subject to the public listing of the Company’s shares and certain other performance and/or service conditions. This amount relates to the Zegna segment for €548 thousand, to the Thom Browne segment for €46 thousand and to Corporate for €465 thousand.
(3)Relates to severance indemnities of €738 thousand. This amount relates to the Zegna segment for €486 thousand and to the Tom Ford Fashion segment for €252 thousand.
(4)Relates to legal costs of €649 thousand in connection with a legal dispute between adidas and Thom Browne, primarily in relation to the use of trademarks. This amount relates to the Thom Browne segment.
(5)Relates to a donation of €100 thousand to support initiatives related to humanitarian emergencies in Turkey. This amount relates to Corporate.
(6)Net income related to lease agreements of €4,126 thousand relates to the derecognition of lease liabilities following a change in terms of a lease agreement in Hong Kong. This amount relates to the Zegna segment.

	For the six months ended June 30, 2022
(€ thousands)	Zegna	Thom Browne	Tom Ford Fashion	Corporate	Intercompany eliminations	Group Consolidated
Revenues with third parties	543,827	185,166	—	—	—	728,993
Inter-segment revenues	9,139	603	—	—	(9,742)	—
Revenues	552,966	185,769	—	—	(9,742)	728,993
Depreciation and amortization	(73,755)	(10,709)	—	—	—	(84,464)
Adjusted EBIT	67,997	31,562	—	(16,881)	—	82,678
Net impairment of leased and owned stores (1)						(3,309)
Costs related to the Business Combination (2)						(1,090)
Special donations for social responsibility (3)						(1,000)
Severance indemnities and provisions for severance expenses (4)						(912)
Net income related to lease agreements (5)						5,000
Financial income						15,901
Financial expenses						(41,965)
Foreign exchange losses						(9,893)
Result from investments accounted for using the equity method						2,661
Profit before taxes						48,071
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(1)Includes net impairment of leased and owned stores, of which €2,764 thousand relates to right-of-use assets, €530 thousand relates to property, plant and equipment and €15 thousand relates to intangible assets. This amount relates to the Zegna segment.
(2)Includes €1,090 thousand, relating to the grant of equity awards to management in 2021 with vesting subject to the public listing of the Company’s shares and certain other performance and/or service conditions. This amount relates to the Zegna segment for €578 thousand, to the Thom Browne segment for €47 thousand and to Corporate for €465 thousand.
For additional information see Note 22 — Share-based payments.
(3)Relates to a donation of €1,000 thousand to support initiatives related to humanitarian emergencies in Ukraine. This amount relates to Corporate.
(4)Relates to severance indemnities of €912 thousand. This amount relates to the Zegna segment.
(5)Relates to proceeds of €5,000 thousand received from a new tenant in order for Zegna to withdraw from an existing lease agreement of a commercial property. This amount relates to the Zegna segment.